Capital and reserves - Summary of Movements of Called Up Share Capital (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance	£ 614,000
Changes during the year - share option schemes	5,000		£ 2,000
Allotted and fully paid ending balance	£ 614,000	£ 614,000
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance (in shares) | shares	2,456,617,788	2,456,591,597	2,456,520,738
Changes during the year - share option schemes (in shares) | shares	249,632	26,191	70,859
Allotted and fully paid ending balance (in shares) | shares	2,456,867,420	2,456,617,788	2,456,591,597
Allotted and fully paid beginning balance	£ 614,150	£ 614,140	£ 614,120
Changes during the year - share option schemes	60	10	20
Allotted and fully paid ending balance	£ 614,210	£ 614,150	£ 614,140